Shareholder Report, Holdings (Details)	Jun. 30, 2024
Fidelity Growth Discovery Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Growth Discovery Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Growth Discovery Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Growth Discovery Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Growth Discovery Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Growth Discovery Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Growth Discovery Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Discovery Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Growth Discovery Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Discovery Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Discovery Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Growth Discovery Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Growth Discovery Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Growth Discovery Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Growth Discovery Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Discovery Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Growth Discovery Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Discovery Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Growth Discovery Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Growth Discovery Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	87.10%
Fidelity Growth Discovery Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Growth Discovery Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Discovery Fund | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Growth Discovery Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Growth Discovery Fund | India
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Growth Discovery Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Growth Discovery Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Discovery Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Discovery Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Growth Discovery Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Growth Discovery Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Discovery Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Discovery Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Discovery Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Mega Cap Stock Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Mega Cap Stock Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Mega Cap Stock Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Mega Cap Stock Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Mega Cap Stock Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Mega Cap Stock Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Mega Cap Stock Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mega Cap Stock Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Mega Cap Stock Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Mega Cap Stock Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Mega Cap Stock Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Mega Cap Stock Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Mega Cap Stock Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Mega Cap Stock Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Mega Cap Stock Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mega Cap Stock Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Mega Cap Stock Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Mega Cap Stock Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Mega Cap Stock Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Mega Cap Stock Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Mega Cap Stock Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
Fidelity Advisor Mega Cap Stock Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mega Cap Stock Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mega Cap Stock Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mega Cap Stock Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mega Cap Stock Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Mega Cap Stock Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mega Cap Stock Fund - Class M | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mega Cap Stock Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Advisor Mega Cap Stock Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Mega Cap Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Mega Cap Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Mega Cap Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Mega Cap Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Mega Cap Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Mega Cap Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Mega Cap Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Mega Cap Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Mega Cap Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Mega Cap Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Mega Cap Stock Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Mega Cap Stock Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Mega Cap Stock Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Mega Cap Stock Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mega Cap Stock Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Mega Cap Stock Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mega Cap Stock Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Mega Cap Stock Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Mega Cap Stock Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Mega Cap Stock Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Mega Cap Stock Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Mega Cap Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
Fidelity Mega Cap Stock Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mega Cap Stock Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mega Cap Stock Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mega Cap Stock Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mega Cap Stock Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mega Cap Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mega Cap Stock Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Mega Cap Stock Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mega Cap Stock Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mega Cap Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Mega Cap Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Mega Cap Stock Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Mega Cap Stock Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Mega Cap Stock Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Mega Cap Stock Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Mega Cap Stock Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Mega Cap Stock Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Mega Cap Stock Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mega Cap Stock Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Mega Cap Stock Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Mega Cap Stock Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Mega Cap Stock Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Mega Cap Stock Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mega Cap Stock Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mega Cap Stock Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Mega Cap Stock Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mega Cap Stock Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Advisor Mega Cap Stock Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Mega Cap Stock Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Mega Cap Stock Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Mega Cap Stock Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Mega Cap Stock Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Mega Cap Stock Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Mega Cap Stock Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Mega Cap Stock Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mega Cap Stock Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Mega Cap Stock Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Mega Cap Stock Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Mega Cap Stock Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Mega Cap Stock Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Mega Cap Stock Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Mega Cap Stock Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Mega Cap Stock Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mega Cap Stock Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Mega Cap Stock Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Mega Cap Stock Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Mega Cap Stock Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Mega Cap Stock Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Mega Cap Stock Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
Fidelity Advisor Mega Cap Stock Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mega Cap Stock Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mega Cap Stock Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mega Cap Stock Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mega Cap Stock Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Mega Cap Stock Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mega Cap Stock Fund - Class C | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mega Cap Stock Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Advisor Mega Cap Stock Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Mega Cap Stock Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Mega Cap Stock Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Mega Cap Stock Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Mega Cap Stock Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Mega Cap Stock Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Mega Cap Stock Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Mega Cap Stock Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mega Cap Stock Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Mega Cap Stock Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Mega Cap Stock Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Mega Cap Stock Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Mega Cap Stock Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Mega Cap Stock Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Mega Cap Stock Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Mega Cap Stock Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mega Cap Stock Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Mega Cap Stock Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Mega Cap Stock Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Mega Cap Stock Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Mega Cap Stock Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Mega Cap Stock Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
Fidelity Advisor Mega Cap Stock Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mega Cap Stock Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mega Cap Stock Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mega Cap Stock Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mega Cap Stock Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Mega Cap Stock Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mega Cap Stock Fund - Class I | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mega Cap Stock Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Advisor Mega Cap Stock Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Series Large Cap Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Series Large Cap Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Series Large Cap Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Series Large Cap Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series Large Cap Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series Large Cap Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Large Cap Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Large Cap Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Series Large Cap Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Large Cap Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Large Cap Stock Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Series Large Cap Stock Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity Series Large Cap Stock Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Series Large Cap Stock Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Large Cap Stock Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Series Large Cap Stock Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Large Cap Stock Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Series Large Cap Stock Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Series Large Cap Stock Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Series Large Cap Stock Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Series Large Cap Stock Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Large Cap Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.10%
Fidelity Series Large Cap Stock Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Large Cap Stock Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Large Cap Stock Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Large Cap Stock Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Large Cap Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Large Cap Stock Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Large Cap Stock Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Large Cap Stock Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Large Cap Stock Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Large Cap Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Series Large Cap Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Growth Discovery Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Growth Discovery Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Growth Discovery Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Growth Discovery Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Growth Discovery Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Growth Discovery Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Growth Discovery Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Discovery Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Growth Discovery Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Discovery Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Discovery Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Growth Discovery Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Growth Discovery Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Growth Discovery Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Growth Discovery Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Discovery Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Growth Discovery Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Discovery Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Growth Discovery Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Growth Discovery Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	87.10%
Fidelity Growth Discovery Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Growth Discovery Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Discovery Fund - Class K | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Growth Discovery Fund - Class K | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Growth Discovery Fund - Class K | India
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Growth Discovery Fund - Class K | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Growth Discovery Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Discovery Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Discovery Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Growth Discovery Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Growth Discovery Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Discovery Fund - Class K | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Discovery Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Discovery Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Mega Cap Stock Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Mega Cap Stock Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Mega Cap Stock Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Mega Cap Stock Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Mega Cap Stock Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Mega Cap Stock Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Mega Cap Stock Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mega Cap Stock Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Mega Cap Stock Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Mega Cap Stock Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Mega Cap Stock Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Mega Cap Stock Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Mega Cap Stock Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Mega Cap Stock Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Mega Cap Stock Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mega Cap Stock Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Mega Cap Stock Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Mega Cap Stock Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Mega Cap Stock Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Mega Cap Stock Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Mega Cap Stock Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
Fidelity Advisor Mega Cap Stock Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mega Cap Stock Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mega Cap Stock Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mega Cap Stock Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mega Cap Stock Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mega Cap Stock Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Mega Cap Stock Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mega Cap Stock Fund - Class A | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mega Cap Stock Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Advisor Mega Cap Stock Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Fidelity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Fidelity Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Fund - Class K | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Fund - Class K | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%